Deposits	12 Months Ended
Dec. 31, 2025
Deposits [Abstract]
Deposits
Note 10: Deposits

	December 31, 2025	December 31, 2024
Non-interest bearing demand deposits	2,701,145	2,687,877
Interest bearing demand deposits	6,055,342	5,579,775
Term deposits	3,941,581	4,478,257
Total deposits	12,698,068	12,745,909

December 31, 2025
Term deposits, by year of maturity
2026	3,888,562
2027	25,728
2028	11,725
2029	9,771
2030	5,795
Thereafter	—
Total term deposits	3,941,581
The weighted-average interest rate on interest-bearing demand deposits as at December 31, 2025 is 0.74% (December 31, 2024: 0.87%).
Uninsured term deposits totaled $3.9 billion as at December 31, 2025.

By Type and Segment	December 31, 2025			December 31, 2024
	Payable on demand	Payable on a fixed date	Total	Payable on demand	Payable on a fixed date	Total
Bermuda	3,529,577	951,658	4,481,235	3,535,770	1,245,294	4,781,064
Cayman	2,980,600	1,085,168	4,065,768	2,793,194	1,177,909	3,971,103
Channel Islands and the UK	2,246,310	1,904,755	4,151,065	1,938,688	2,055,054	3,993,742
Total deposits	8,756,487	3,941,581	12,698,068	8,267,652	4,478,257	12,745,909